SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details) - Stock options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	51.00%	56.00%	71.00%
Risk-free interest rate	1.49%	1.53%	1.25%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	4 years 8 months 12 days	4 years 8 months 12 days	4 years 4 months 24 days